Note 4 - Securities Available for Sale - Summary of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities available for sale, amortized cost	$ 107,528	$ 81,381
Investment securities available for sale, gross unrealized gains	185	1
Investment securities available for sale, gross unrealized losses	(121)	(1,523)
Securities available for sale	107,592	79,859
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	46,604	3,886
Investment securities available for sale, gross unrealized gains	47	0
Investment securities available for sale, gross unrealized losses	(65)	(117)
Securities available for sale	46,586	3,769
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Securities available for sale, amortized cost	8,004	4,074
Investment securities available for sale, gross unrealized gains	88	0
Investment securities available for sale, gross unrealized losses	0	(10)
Securities available for sale	8,092	4,064
Collateralized Mortgage Obligations [Member]
Securities available for sale, amortized cost		8,159
Investment securities available for sale, gross unrealized gains		0
Investment securities available for sale, gross unrealized losses		(136)
Securities available for sale		8,023
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	169	199
Investment securities available for sale, gross unrealized gains	4	0
Investment securities available for sale, gross unrealized losses	0	(9)
Securities available for sale	173	190
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	54,777	8,159
Investment securities available for sale, gross unrealized gains	139
Investment securities available for sale, gross unrealized losses	(65)
Securities available for sale	54,851	8,023
Other Marketable Securities [Member]
Securities available for sale, amortized cost	52,751	73,222
Investment securities available for sale, gross unrealized gains	46	1
Investment securities available for sale, gross unrealized losses	(56)	(1,387)
Securities available for sale	52,741	71,836
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Securities available for sale, amortized cost	49,974	69,971
Investment securities available for sale, gross unrealized gains	39	0
Investment securities available for sale, gross unrealized losses	(21)	(1,236)
Securities available for sale	49,992	68,735
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Securities available for sale, amortized cost	1,969	2,378
Investment securities available for sale, gross unrealized gains	7	1
Investment securities available for sale, gross unrealized losses	0	(10)
Securities available for sale	1,976	2,369
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Securities available for sale, amortized cost	108	173
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	0	(1)
Securities available for sale	108	172
Other Marketable Securities [Member] | Preferred Stock [Member]
Securities available for sale, amortized cost	700	700
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(35)	(140)
Securities available for sale	$ 665	$ 560